17 PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ProvisionForEnvironmentalLiabilitiesAndAssetRetirementObligationsLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 524,001	R$ 281,766
Environmental liabilities [Member]
ProvisionForEnvironmentalLiabilitiesAndAssetRetirementObligationsLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	192,270	198,386
Asset retirement obligations [Member]
ProvisionForEnvironmentalLiabilitiesAndAssetRetirementObligationsLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 331,731	R$ 83,380